Portfolio of Investments
Wanger Select, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 6.3%
Entertainment 6.3%
Take-Two Interactive Software, Inc.(a)	21,400	3,781,380
Zynga, Inc., Class A(a)	374,009	3,818,632
Total		7,600,012
Total Communication Services		7,600,012
Consumer Discretionary 14.7%
Hotels, Restaurants & Leisure 9.5%
Chipotle Mexican Grill, Inc.(a)	1,700	2,415,394
Churchill Downs, Inc.	11,400	2,592,588
Planet Fitness, Inc., Class A(a)	49,950	3,861,135
Wingstop, Inc.	20,735	2,636,870
Total		11,505,987
Household Durables 3.0%
NVR, Inc.(a)	760	3,580,307
Specialty Retail 2.2%
Vroom, Inc.(a)	67,375	2,626,951
Total Consumer Discretionary		17,713,245
Consumer Staples 2.9%
Food & Staples Retailing 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	76,700	3,440,762
Total Consumer Staples		3,440,762
Health Care 26.0%
Biotechnology 14.5%
Acceleron Pharma, Inc.(a)	26,650	3,614,006
BioMarin Pharmaceutical, Inc.(a)	31,065	2,345,718
CRISPR Therapeutics AG(a)	22,700	2,765,995
Immunogen, Inc.(a)	299,125	2,422,913
Insmed, Inc.(a)	83,759	2,852,832
Natera, Inc.(a)	33,400	3,391,436
Total		17,392,900
Health Care Equipment & Supplies 5.4%
Globus Medical, Inc., Class A(a)	47,200	2,910,824
Masimo Corp.(a)	15,550	3,571,213
Total		6,482,037
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.5%
Chemed Corp.	9,208	4,234,022
Life Sciences Tools & Services 2.6%
Bio-Techne Corp.	8,260	3,154,742
Total Health Care		31,263,701
Industrials 13.1%
Building Products 2.7%
Lennox International, Inc.	10,200	3,178,218
Electrical Equipment 4.6%
Atkor, Inc.(a)	34,487	2,479,616
Plug Power, Inc.(a)	84,150	3,015,936
Total		5,495,552
Professional Services 2.9%
Booz Allen Hamilton Holdings Corp.	43,700	3,519,161
Trading Companies & Distributors 2.9%
Watsco, Inc.	13,500	3,520,125
Total Industrials		15,713,056
Information Technology 32.5%
Electronic Equipment, Instruments & Components 2.7%
Dolby Laboratories, Inc., Class A	32,900	3,247,888
IT Services 6.0%
GoDaddy, Inc., Class A(a)	58,833	4,566,617
MongoDB, Inc.(a)	10,020	2,679,649
Total		7,246,266
Semiconductors & Semiconductor Equipment 3.7%
Teradyne, Inc.	36,350	4,423,068
Software 20.1%
Blackline, Inc.(a)	30,100	3,262,840
Cadence Design Systems, Inc.(a)	29,891	4,094,768
Elastic NV(a)	29,825	3,316,540
HubSpot, Inc.(a)	8,025	3,645,035
Manhattan Associates, Inc.(a)	30,635	3,595,936
Wanger Select | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Wanger Select, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zendesk, Inc.(a)	23,700	3,143,094
Zscaler, Inc.(a)	17,750	3,047,143
Total		24,105,356
Total Information Technology		39,022,578
Materials 2.9%
Containers & Packaging 2.9%
Avery Dennison Corp.	19,100	3,507,715
Total Materials		3,507,715
Total Common Stocks (Cost $103,170,482)		118,261,069

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	2,040,651	2,040,447
Total Money Market Funds (Cost $2,040,447)		2,040,447
Total Investments in Securities (Cost: $105,210,929)		120,301,516
Other Assets & Liabilities, Net		(127,240)
Net Assets		120,174,276

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	736,282	23,943,546	(22,639,381)	—	2,040,447	—	501	2,040,651
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Wanger Select | Quarterly Report 2021

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1QT7063_03_L01_(03/21)